Share capital	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Share capital [Text Block]
9.	Share capital

(a)	Authorized

The authorized share capital of the Company consists of an unlimited number of common shares, Class B shares and First Preferred Shares, in each case without nominal or par value. Common shares are voting and may receive dividends as declared at the discretion of the board of directors. Class B shares are non-voting and convertible to common shares at the holder’s discretion, on a one-for-one basis. Upon dissolution or wind-up of the Company, Class B shares participate rateably with the common shares in the distribution of the Company’s assets. First Preferred Shares have voting rights as decided upon by the board of directors at the time of grant. Upon dissolution or wind-up of the Company, First Preferred Shares are entitled to priority over common and Class B shares.

The Company has Series I First Preferred Shares that are non-voting, may receive dividends as declared at the discretion of the board of directors, and are convertible to common shares at the holder’s discretion, on the basis of 30 Series I First Preferred Shares for one common share.

The Company has Series II First Preferred Shares that are non-voting, may receive dividends as declared at the discretion of the board of directors, and are convertible to common shares at the holder’s discretion, on the basis of one Series II First Preferred Share for one common share.

Holders may not convert Series I or Series II First Preferred Shares into common shares if, after giving effect to the exercise of conversion, the holder would have beneficial ownership or direction or control over common shares in excess of 4.99% of the then outstanding common shares. This limit may be raised at the option of the holder on 61 days’ prior written notice: (i) up to 9.99%, (ii) up to 19.99%, subject to clearance of a personal information form submitted by the holder to the Toronto Stock Exchange; and (iii) above 19.99%, subject to approval by the Toronto Stock Exchange and shareholder approval.

(b)	Share capital issued – year ended December 31, 2018

In a June 2018 amendment to the license agreement for SIRPαFc, the sublicense revenue sharing provisions were removed in return for a payment to the licensors of $3,000 in the form of 369,621 common shares, which was recorded in research and development expenses.

During the year ended December 31, 2018, 35,154,286 Series I First Preferred Shares were converted into 1,171,806 common shares.

Share capital issued – year ended December 31, 2017

In June 2017, the Company completed an underwritten public offering of common shares and non-voting convertible preferred shares in the United States. In the offering, the Company sold 2,949,674 common shares and 3,250,000 Series II Non-Voting Convertible First Preferred Shares at a price of U.S. $5.00 per share. The gross proceeds from this offering were $41,847 (U.S. $30,998) before deducting offering expenses of $2,856.

Concurrently with the closing of the offering, the Company amended the terms of certain common share purchase warrants held by an existing institutional investor. The warrants were previously exercisable to acquire up to 1,190,476 common shares at an exercise price of $8.40 per common share until December 13, 2018 (in each case after giving effect to the 30:1 consolidation previously effected by the Company). Pursuant to the amendment, each warrant (the “Preferred Warrants”) will now be exercisable, at the discretion of the holder, to acquire either one common share or one Series II Non-Voting Convertible First Preferred Share. All other terms of the warrants (including the aggregate number of shares issuable on exercise of the warrants, the exercise price and the expiry date) remain unchanged.

In December 2017, the Company completed a non-brokered private placement financing and sold 1,950,000 common shares and 400,000 Series II Non-Voting Convertible Preferred Shares at a price of U.S. $8.50 per share yielding gross proceeds of $25,338 (U.S. $19,975) before deducting offering expenses of $1,784.

During the year ended December 31, 2017, 13,332 common shares were issued on the exercise of 399,980 warrants for proceeds of $159; 900,364 Series I First Preferred Shares were converted into 30,012 common shares; and 359,202 Series II First Preferred Shares were converted into 359,202 common shares.

(c)	Weighted average number of common shares

The weighted average number of common shares outstanding for the years ended December 31, 2018 and 2017 were 13,906,074 and 9,771,021, respectively. The Company has not adjusted its weighted average number of common shares outstanding in the calculation of diluted loss per share, as any adjustment would be antidilutive.

(d)	Warrants

Changes in the number of outstanding warrants that are exercisable into common shares during the years ended December 31 were as follows:

		2018		2017

		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	warrants	price	warrants	price

Balance, beginning of year	69,073,031	$0.29	105,187,297	$0.29
Warrant amendment	-	-	(35,714,286)	0.28
Exercised	-	-	(399,980)	0.40
Expired	(69,073,031)	0.29	-	-
Balance, end of year	-	$-	69,073,031	$0.29

There were 1,190,476 Preferred Warrants that were exercisable at $8.40 per warrant for one common share or one Series II First Preferred Share that expired in December 2018.

(e)	Stock option plan

The 2018 Stock Option Plan was approved by the Company’s shareholders at the annual meeting held on June 1, 2018. Stock options granted are equity-settled, have a vesting period of four years and have a maximum term of ten years. The total number of common shares available for issuance under the Company’s 2018 Stock Option Plan is 3,894,501. As at December 31, 2018, the Company was entitled to issue an additional 1,195,296 stock options under the 2018 Stock Option Plan.

Changes in the number of options outstanding during the years ended December 31 were as follows:

		2018		2017

		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price

Balance, beginning of year	1,746,982	$12.87	1,380,237	$13.38
Granted	1,082,600	4.95	377,078	11.00
Forfeited	(128,356)	12.98	(10,000)	12.01
Expired	(2,021)	14.08	(333)	30.00

Balance, end of year	2,699,205	$9.69	1,746,982	$12.87

Options exercisable, end of year	1,193,486	$12.96	845,336	$12.80

The following table reflects stock options outstanding as at December 31, 2018:

	Stock options outstanding			Stock options exercisable

		Weighted average
		remaining
	Number	contractual life	Weighted average	Number	Weighted average
Exercise prices	outstanding	(in years)	exercise price	exercisable	exercise price

$3.90 - $4.23	870,600	9.9	$4.23	-	-
$6.36 - $9.89	698,634	7.3	$8.16	381,168	$8.27
$10.35 - $12.22	497,356	7.0	$11.20	330,793	$10.70
$13.98 - $15.30	294,563	7.4	$14.02	196,695	$14.03
$17.00 - $23.44	309,052	6.7	$20.22	258,851	$20.41
$28.05	29,000	6.4	$28.05	25,979	$28.05

	2,699,205	8.0	$9.69	1,193,486	$12.96

Share-based compensation expense was determined based on the fair value of the options at the date of measurement using the Black-Scholes option pricing model with the weighted average assumptions for the years ended December 31 as follows:

	2018	2017
Expected option life	6 years	6 years
Risk-free interest rate	2.4%	1.6%
Dividend yield	0%	0%
Expected volatility	82%	87%

The Black-Scholes option pricing model was developed to estimate the fair value of freely tradable, fully transferable options without vesting restrictions, which significantly differs from the Company's stock option awards. This model also requires highly subjective assumptions, including future stock price volatility and average option life, which significantly affect the calculated values.

The risk-free interest rate is based on the implied yield on a Government of Canada zero-coupon issue with a remaining term equal to the expected term of the option. Expected volatility for 2017 and the first six months of 2018 was determined using a combination of historical volatilities of a peer group of biotechnology companies and the Company’s own historical volatility. Thereafter there was sufficient historical data solely for the Company on which to base the expected volatility. The life of the options is estimated considering the vesting period at the grant date, the life of the option and the average length of time similar grants have remained outstanding in the past. The forfeiture rate is an estimate based on historical evidence and future expectations. The dividend yield was excluded from the calculation since it is the present policy of the Company to retain all earnings to finance operations and future growth.

For the years ended December 31, 2018 and 2017, the Company issued 1,082,600 and 377,078 stock options with a fair value of $3,812 and $3,030 and a weighted average grant date fair value of $3.52 and $8.03, respectively.

(f)	Deferred Share Unit Plan

The board of directors approved a Cash-Settled DSU Plan on November 9, 2016. On March 9, 2017, the board of directors amended the terms of all outstanding equity-settled DSUs to be settled in cash. The 2014 Equity DSU Plan was subsequently terminated resulting in a reclassification of $414 from contributed surplus to accrued liabilities and the Cash-Settled DSU Plan continues as the only DSU plan of the Company.

For the years ended December 31, 2018 and 2017, there were 189,393 and 46,187 DSUs issued, respectively. The fair values of DSUs under this plan as at December 31, 2018 and 2017 were $806 and $1,349, respectively. The number of DSUs outstanding as at December 31, 2018 and 2017 were 334,982 and 145,589, respectively.